Debt - Other Note Payable (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 28, 2017	Jun. 30, 2017	Dec. 31, 2017	May 23, 2013	Dec. 31, 2011
Series A preferred stock | Converted debt from WCAS | Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion of debt	250,000	250,000	250,000
Senior Subordinated Notes
Debt Instrument [Line Items]
Debt interest rate, stated percentage				12.00%
Term Loan | Converted debt from WCAS
Debt Instrument [Line Items]
Original debt amount converted		$ 2,500,000	$ 2,500,000
Conversion price (usd per share)	$ 10
Restructured debt | WCAS Capital Partners IV, L.P. | Other Note Payable, net
Debt Instrument [Line Items]
Debt, face amount	$ 2,500,000				$ 5,000,000
Debt interest rate, stated percentage	10.00%				10.00%
Interest payments	$ 0
Restructured debt | WCAS Capital Partners IV, L.P. | Other Note Payable, net | Converted debt from WCAS
Debt Instrument [Line Items]
Original debt amount converted	$ 2,500,000